Property and Equipment (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 14, 2024	Feb. 13, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Depreciation expense	$ 76,287			$ 460,722	$ 476,275
Depreciation expense		$ 37,356	$ 115,388